REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Fund I
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of New England Variable Annuity Fund I (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprised of the BHFTII MetLife Stock Index Division as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BHFTII MetLife Stock Index Division constituting the Separate Account of the Company as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 25, 2022

We have served as the Separate Account's auditor since 1997.

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NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

BHFTII MetLife Stock Index Division
Assets:
Investments at fair value	$12,990,524
Total Assets	12,990,524
Liabilities:
Accrued fees	19
Total Liabilities	19
Net Assets	$12,990,505
Contract Owners' Equity
Net assets from accumulation units	$8,740,810
Net assets from Contracts in payout	4,249,695
Total Net Assets	$12,990,505

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS

For the year ended December 31, 2021

BHFTII MetLife Stock Index Division
Investment Income:
Dividends	$186,601
Expenses:
Mortality and expense risk charges	116,346
Net investment income (loss)	70,255
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	756,861
Realized gains (losses) on sale of investments	571,842
Net realized gains (losses)	1,328,703
Change in unrealized gains (losses) on investments	1,546,204
Net realized and change in unrealized gains (losses) on investments	2,874,907
Net increase (decrease) in net assets resulting from operations	$2,945,162

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2021 and 2020

	BHFTII MetLife Stock Index Division
	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$70,255	$93,681
Net realized gains (losses)	1,328,703	1,065,365
Change in unrealized gains (losses) on investments	1,546,204	466,201
Net increase (decrease) in net assets resulting from operations	2,945,162	1,625,247
Contract Transactions:
Purchase payments received from Contract owners	4,951	4,951
Transfers for Contract benefits and terminations	(1,236,040)	(1,328,769)
Net increase (decrease) in net assets resulting from Contract transactions	(1,231,089)	(1,323,818)
Net increase (decrease) in net assets	1,714,073	301,429
Net Assets:
Beginning of year	11,276,432	10,975,003
End of year	$12,990,505	$11,276,432

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Annuity Fund I (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of New England Mutual Life Insurance Company ("NEMLICO") on August 26, 1969 to support operations of NEMLICO with respect to certain variable annuity contracts (the "Contracts"). On August 30, 1996, NEMLICO merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is comprised of a single Division which is treated as an individual accounting entity for financial reporting purposes. The Division invests in shares of the corresponding portfolio (with the same name) of a registered investment management company (the "Trust"), which is presented below:

Brighthouse Funds Trust II ("BHFTII")

The assets of the Division of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  THE DIVISION

Purchase payments, less any applicable charges, applied to the Separate Account are invested in BHFTII MetLife Stock Index Division.

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

The Division's investment in shares of a portfolio of the Trust is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statement of operations of the Division. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Division invests in shares of an open-end mutual fund which calculates a daily NAV based on the fair value of the underlying securities in its portfolio. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trust at the close of each business day.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investment in shares of a portfolio of the Trust is using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statement of assets and liabilities. The assumed investment return is between 3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for contract benefits and terminations on the statements of changes in net assets of the applicable Division.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Division.

Net Transfers

Assets transferred by the Contract owner between the Division of the Separate Account and the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Division.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The COVID-19 pandemic has caused volatility within the global economy and financial markets. This pandemic may last for an extended period of time and may continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations or financial results.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statement of operations of the Division:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2021:

Mortality and Expense Risk	0.69	% - 0.95%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2021		For the year ended December 31, 2021
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII MetLife Stock Index Division	180,750	7,448,097	1,053,561	1,457,543

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2021 and 2020:

	BHFTII MetLife Stock Index Division
	2021	2020
Units beginning of year	87,143	98,748
Units issued and transferred from other funding options	1,553	1,805
Units redeemed and transferred to other funding options	(9,742)	(13,410)
Units end of year	78,954	87,143

NEW ENGLAND VARIABLE ANNUITY FUND I
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio, and total return ratios for the five years ended December 31, 2021:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio Lowest to Highest (%)	Total[3] Return Lowest to Highest (%)
BHFTII MetLife Stock Index	2021	78,954	164.53 - 187.97	12,990,505	1.52	0.69 - 0.95	27.15 - 27.47
Division	2020	87,143	129.40 - 147.46	11,276,432	1.85	0.69 - 0.95	16.99 - 17.29
	2019	98,748	110.61 - 125.72	10,975,003	2.06	0.69 - 0.95	29.92 - 30.25
	2018	114,097	85.14 - 96.53	9,761,218	1.79	0.69 - 0.95	(5.50) - (5.26)
	2017	122,452	90.10 - 101.89	11,086,376	1.77	0.69 - 0.95	20.40 - 20.71

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Division invests.

2  These amounts represent annualized Contract expenses of the Division, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

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